CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (286,437)	$ (292,712)	$ (1,580,733)	$ (540,037)
Adjustments to reconcile net loss to net cash used in operating activities:
Preferred and common shares issued for services provided			(288,546)	0
Shares issued for services provided	90,000	0
Write-off of investments			65,000	0
Amortization of debt discount	115,619	0	119,324	0
Financing cost			200,616	0
Change in fair value of derivative liabilities	(291,591)	0	(192,759)	0
Changes in operating assets and liabilities:
Accounts receivable	755	(3,591)	(3,600)	0
Note receivable	0	(11,500)
Inventory	84	100	(40,321)	(81,725)
Prepaids & other current assets	(27,717)	893	12,133	13,577
Accounts payable and accrued liabilities	107,861	(2,107)	269,852	25,188
Accrued Interest	25,988	0	29,195	0
Accrued expenses	0	73,942
Net cash used in operating activities	(265,438)	(234,975)	(747,104)	(610,151)
Cash Flows from Investing Activities
Investment in operating companies			(65,000)	0
Investment in note receivable			(21,500)	0
Increase in operating companies	0	(65,000)
Net cash used in investing activities	0	(65,000)	(86,500)	0
Cash Flows from Financing Activities
Proceeds from stockholder			215,500	543,173
Increase in note payable to shareholder	70,000	2,521
Proceeds from convertible notes	170,000	0	245,000	0
Repayment of convertible notes	(132,638)	0	(95,520)	0
Proceeds from sale of common stock	125,006	412,500	412,500	162,500
Net cash provided by financing activities	232,368	415,021	777,480	705,673
Net increase (decrease) in cash	(33,070)	115,046	(56,124)	95,522
Cash, beginning of year	48,941	105,065	105,065	9,543
Cash, end of year	15,871	220,111	48,941	105,065
Supplemental disclosures of cash items
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Supplemental schedule of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	55,261	0	141,231	0
Settlement of derivative liability	$ 125,005	$ 0	$ 59,831	$ 0